Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Reconciliation of the Company's business segments to the consolidated financial statements
The following table is a reconciliation of the Company’s business segments to the consolidated financial statements:

In millions	Pharmacy Services Segment(1)(2)	Retail/LTC Segment(2)	Corporate Segment	Intersegment Eliminations(2)	Consolidated Totals
2015:
Net revenues	$100,363	$72,007	$—	$(19,080)	$153,290
Gross profit	5,227	21,992	—	(691)	26,528
Operating profit(3)	3,989	7,130	(1,037)	(628)	9,454
Depreciation and amortization	654	1,336	102	—	2,092
Additions to property and equipment	359	1,883	125	—	2,367
2014:
Net revenues	$88,440	$67,798	$—	$(16,871)	$139,367
Gross profit	4,771	21,277	—	(681)	25,367
Operating profit	3,514	6,762	(796)	(681)	8,799
Depreciation and amortization	630	1,205	96	—	1,931
Additions to property and equipment	308	1,745	83	—	2,136
2013:
Net revenues	$76,208	$65,618	$—	$(15,065)	$126,761
Gross profit	4,237	20,112	—	(566)	23,783
Operating profit(4)	3,086	6,268	(751)	(566)	8,037
Depreciation and amortization	560	1,217	93	—	1,870
Additions to property and equipment	313	1,610	61	—	1,984

(1)
Net revenues of the Pharmacy Services Segment include approximately $8.9 billion, $8.1 billion and $7.9 billion of Retail Co-Payments for 2015, 2014 and 2013, respectively. See Note 1 to the consolidated financial statements for additional information about Retail Co-Payments.

(2)
Intersegment eliminations relate to intersegment revenue generating activities that occur between the Pharmacy Services Segment and the Retail/LTC Segment. These occur in the following ways: when members of Pharmacy Services Segment clients (“members”) fill prescriptions at retail stores to purchase covered products, when members enrolled in programs such as Maintenance Choice® elect to pick up maintenance prescriptions at a retail drugstore instead of receiving them through the mail, or when members have prescriptions filled at long-term care facilities. When these occur, both the Pharmacy Services and Retail/LTC segments record the revenues, gross profit and operating profit on a standalone basis.

(3)
For the year ended December 31, 2015, the Corporate Segment operating loss includes $156 million of acquisition-related transaction and integration costs and a $90 million charge related to a legacy lawsuit challenging the 1999 legal settlement by MedPartners of various securities class actions and a related derivative claim.

(4)
Consolidated operating profit for the year ended December 31, 2013 includes a $72 million gain on a legal settlement, of which, $11 million is included in the Pharmacy Services Segment and $61 million is included in the Retail/LTC Segment.